Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill

10. Goodwill

The movement in carrying amount of goodwill is as follows:

RMB
Balance as of January 1, 2016	259,714,506
Addition for acquisitions	288,890
Foreign currency translation adjustments	17,749,369

Balance as of January 1, 2017	277,752,765
Addition for acquisitions	—
Foreign currency translation adjustments	(16,131,074)

Balance as of December 31, 2017	261,621,691

The management has conducted step 0 assessment and determined it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, and therefore did not further perform the two-step impairment analysis. No impairment loss on goodwill was recorded for years ended December 31, 2015, 2016 and 2017.